Intangible Assets, Net (Details) - Schedule of amortization expense related to its finite-lived intangible assets	Dec. 31, 2022 USD ($)
Schedule Of Amortization Expense Related To Its Finite Lived Intangible Assets Abstract
2023	$ 146,584
2024	138,956
2025	119,713
2026	119,713
2027	106,795
Thereafter	326,133
Total	$ 957,894